Deposits - Summary of Deposits (Detail) - CAD ($) $ in Millions		Oct. 31, 2022	Oct. 31, 2021
Disclosure Of Deposits [line items]
Payable after notice	[1],[2],[3]	$ 198,914
Payable on a fixed date	[1],[4]	485,226
Total	[1]	916,181	$ 797,259
Canada [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	165,234
Payable on a fixed date	[4]	318,575
Total		642,977	571,254
United States [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	844
Payable on a fixed date	[4]	61,715
Total		104,984	87,626
United Kingdom [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	415
Payable on a fixed date	[4]	23,828
Total		24,243	17,232
Mexico [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	9,203
Payable on a fixed date	[4]	16,057
Total		31,841	24,259
Peru [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	5,648
Payable on a fixed date	[4]	4,831
Total		16,439	14,520
Chile [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	155
Payable on a fixed date	[4]	15,662
Total		22,105	20,631
Colombia [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	4,209
Payable on a fixed date	[4]	3,455
Total		8,211	9,184
Other International [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	13,206
Payable on a fixed date	[4]	41,103
Total		65,381	52,553
Personal [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	155,503
Payable on a fixed date	[4]	93,419
Total		265,892	243,551
Business and government [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	41,459
Payable on a fixed date	[4]	355,849
Total		597,617	511,348
Financial institution [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	1,952
Payable on a fixed date	[4]	35,958
Total		52,672	$ 42,360
Interest bearing [member]
Disclosure Of Deposits [line items]
Payable on demand	[1],[5]	185,235
Interest bearing [member] | Canada [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	131,358
Interest bearing [member] | United States [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	42,304
Interest bearing [member] | Peru [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	5,717
Interest bearing [member] | Chile [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	1,518
Interest bearing [member] | Colombia [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	41
Interest bearing [member] | Other International [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	4,297
Interest bearing [member] | Personal [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	6,997
Interest bearing [member] | Business and government [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	164,843
Interest bearing [member] | Financial institution [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	13,395
Non- interest bearing [member]
Disclosure Of Deposits [line items]
Payable on demand	[1],[5]	46,806
Non- interest bearing [member] | Canada [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	27,810
Non- interest bearing [member] | United States [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	121
Non- interest bearing [member] | Mexico [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	6,581
Non- interest bearing [member] | Peru [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	243
Non- interest bearing [member] | Chile [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	4,770
Non- interest bearing [member] | Colombia [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	506
Non- interest bearing [member] | Other International [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	6,775
Non- interest bearing [member] | Personal [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	9,973
Non- interest bearing [member] | Business and government [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	35,466
Non- interest bearing [member] | Financial institution [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	$ 1,367

[1]	Deposits denominated in U.S. dollars amount to $326,041 (2021 – $259,027), deposits denominated in Chilean pesos amount to $18,740 (2021 – $17,841), deposits denominated in Mexican pesos amount to $29,269 (2021 – $22,032) and deposits denominated in other foreign currencies amount to $106,817 (2021 – $82,871).
[2]	Deposits payable after notice include all deposits for which we require notice of withdrawal, generally savings accounts.
[3]	Includes $156 (2021 – $193) of non-interest bearing deposits.
[4]	All deposits that mature on a specified date, generally term deposits, guaranteed investments certificates and similar instruments.
[5]	Deposits payable on demand include all deposits for which we do not have the right to notice of withdrawal, generally chequing accounts.